Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

March 3, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Registrant”)
    File Nos. 333-201530 and 811-23024

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Registrant is Post-Effective Amendment No. 126 and Amendment No. 128 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purposes of this filing are to: (1) respond to the comments received from the staff of the U.S. Securities and Exchange Commission regarding Post-Effective Amendment No. 123 and (2) make other non-material changes.

If you have any questions or require further information, please contact me at alyssa.bernard@usbank.com or (414) 516-1681.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust